Consolidated Statements of Comprehensive Income - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Interest and fees income	¥ 1,754,595,020	¥ 1,731,352,575	¥ 1,815,773,980
Interest expenses on interest-bearing borrowings	(723,081,286)	(784,776,537)	(775,565,615)
Net interest and fees income	1,031,513,734	946,576,038	1,040,208,365
Net revenue under the commercial bank partnership model	87,936,005	57,551,005	107,072
Collaboration cost for sales partners	(343,508,143)	(320,826,549)	(425,736,650)
Net interest and fees income after collaboration cost	775,941,596	683,300,494	614,578,787
Provision for credit losses, net of increase in guaranteed recoverable assets	(177,282,998)	(238,084,863)	298,467,893
Provision for cost method investment	(5,907,577)
Net interest and fees income after collaboration cost and provision	592,751,021	445,215,631	913,046,680
Realized gains on sales of investments, net	6,548,484	20,566,672	19,170,436
Net losses on sales of loans	(17,190,545)	(44,554,948)	(479,584,775)
Other gains, net	4,847,597	89,914,038	22,061,842
Total non-interest (losses)/income	(5,794,464)	65,925,762	(438,352,497)
Operating expenses
Employee compensation and benefits	(204,573,389)	(197,035,872)	(211,168,519)
Share-based compensation expenses	(7,517,349)	(5,774,266)	(18,766,367)
Taxes and surcharges	(31,343,671)	(35,890,761)	(35,729,101)
Operating lease cost	(16,366,797)	(13,966,943)	(14,764,364)
Other expenses	(121,520,772)	(85,889,497)	(100,500,388)
Total operating expenses	(381,321,978)	(338,557,339)	(380,928,739)
Income before income tax expense	205,634,579	172,584,054	93,765,444
Income tax expense	(41,017,018)	(37,232,643)	(28,557,980)
Net income	¥ 164,617,561	¥ 135,351,411	¥ 65,207,464
Earnings per share
Basic (in Yuan Renminbi per share)	¥ 0.12	¥ 0.1	¥ 0.05
Diluted (in Yuan Renminbi per share)	¥ 0.11	¥ 0.09	¥ 0.05
Other comprehensive (losses)/income
Foreign currency translation adjustment	¥ 867,116	¥ 15,181,518	¥ (6,936,969)
Comprehensive income	165,484,677	150,532,929	58,270,495
Less: net income attributable to non-controlling interests	19,377,314	970,379
Total comprehensive income attributable to ordinary shareholders	¥ 146,107,363	¥ 149,562,550	¥ 58,270,495